o BT ADVISOR FUNDS o

                             EAFE EQUITY INDEX FUND

                               SEMI-ANNUAL REPORT
                                  JUNE o 1998

EAFE Equity Index Fund

Table of Contents


    Letter to Shareholders                                                     3

    EAFE Equity Index Fund
       Statement of Assets and Liabilities                                     6
       Statement of Operations                                                 6
       Statements of Changes in Net Assets                                     7
       Financial Highlights                                                    8
       Notes to Financial Statements                                           9

    EAFE Equity Index Portfolio
       Statement of Net Assets                                                11
       Statement of Operations                                                19
       Statements of Changes in Net Assets                                    20
       Financial Highlights                                                   20
       Notes to Financial Statements                                          21

                                 --------------
  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                 --------------

EAFE Equity Index Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the EAFE(R)(1) Equity Index Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.(2)

--------------------------------------------------------------------------------
                                    Objective
Seeks to replicate as closely as possible the total return of the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index.(3)
--------------------------------------------------------------------------------

MARKET ACTIVITY
Overall, 16 of the 21 EAFE markets posted gains for the semi-annual period ended June 30, 1998, and 14 had double-digit returns. Most of the advance of the MSCI EAFE Index took place in the first quarter, and, with the exception of April 1998, equities added to performance throughout, while currencies did not. Europe rose consistently; the Pacific Basin declined.

Europe
Regionally, Europe rose 25.5% in U.S. dollar terms during the semi-annual period, as new record highs were recorded in most European markets. Markets responded to:

o Continued European Monetary Union enthusiasm and a favorable monetary policy environment. -- On May 2nd, the members of EMU were announced. They are Germany, France, Italy, Spain, Belgium, the Netherlands, Austria, Portugal, Ireland, Finland, and Luxembourg. There is a low interest rate/low inflation environment in much of the region.

o The perception that the Asian currency crisis was abating. -- Especially when the region's markets rose in January, and Malaysia, Hong Kong and Singapore were the top performing markets in February.

o The solid performance of Portugal, which was added to the MSCI EAFE Index at the end of November 1997. -- The Portuguese equity market benefited from the country's sound economic fundamentals in general and from a 0.20% cut in the benchmark lending rate in particular.

--------------------------------------------------------------------------------
                             Investment Instruments
Primarily equity securities of business enterprises organized and domiciled outside of the United States. Statistical methods will be employed to replicate the Index by buying most of the relevant Index securities.
--------------------------------------------------------------------------------

Italy was a particularly consistent performer, following the Bank of Italy's interest rate cuts on December 23, 1997 and again in April 1998. Many stock analysts, in their year-end wrapups, singled out Italy as one of the more promising European markets of 1998. Finland was the top-performing market in April, based on better than expected earnings for Nokia, the global telecommunications firm. Nokia, which accounts for more than half of MSCI Finland, rose 21% in April. Belgium was the top performer in June, as Belgian electricity supplier, Electrabel, formed an electricity trading joint venture with local Scandinavian partners. Spain gained on merger activity in the banking sector, the news that its blue chip telecommunications stock, Telefonica, may be split up, and interest rate cuts.

                    DIVERIFICATION OF PORTFOLIO INVESTMENTS
                         By Country as of June 30, 1998
                    (percentages are based on market value)

                   [PIE CHART APPEARS HERE. SEE VALUES BELOW]

            Netherlands         6%          Australia           2%
            Switzerland         8%          Spain               3%
            France              9%          Other               6%(*)
            Germany            11%          Sweden              3%
            United Kingdom     21%          Belgium             2%
            Hong Kong           2%          U.S.A.              3%
            Italy               4%          Japan              20%

---------
*  Consists of countries less than 2%


                         TEN LARGEST STOCK HOLDINGS
            ----------------------------------------------------------
            Royal Dutch Petroleum Co.  British Petroleum Co. Plc.
            ----------------------------------------------------------
            Novartis                   Nestle SA
            ----------------------------------------------------------
            Nippon Telegraph &
            Telephone Corp.            Schweizerische Bankverein
            ----------------------------------------------------------
            Glaxo Wellcome Plc.        British Telecommunications Plc.
            ----------------------------------------------------------
            Toyota Motor Corp.         Allianz AG
            ----------------------------------------------------------

Pacific Basin

The Pacific Basin overall fell 6.5% in U.S. dollar terms during the semi-annual period, although this region did rise in January and February 1998. Australia reached a new, all-time record high in April, as investors anticipated an interest rate cut there.

o The ride was a particularly bumpy one in Singapore, Malaysia, and Hong Kong. -- Singapore started the first quarter down considerably due to investor concerns about its exposure to Indonesian debt and the region's currency crisis. However, it later recovered, as perceptions about currency woes turned positive, foreign ownership limits of Singapore Press were removed, and expectations of corporate tax cuts in the forthcoming budget grew.

o Hong Kong also started down, as high interest rates were needed to support the Hong Kong dollar, and then it rallied on declining interbank lending rates and on news that the government would allow tax deductions on mortgage-interest payments.

o Malaysia experienced a strong recovery on a strengthening of the ringgit, relaxation of foreign ownership limits in the telecommunications sector, and talk of bank mergers, which should help strengthen the banking system.

At the start of the second quarter, all three of these markets sustained large falls, as investors were concerned about a possible U.S. interest

EAFE Equity Index Fund
rate rise, which could hurt regional economic growth. These markets continued to fall in May and June on concern about Asian economic problems, compounded by the political turmoil in Indonesia. The weakness in the yen, combined with an internal struggle for the economic leadership between the Prime Minister and his finance minister, exacerbated Malaysia's slide. Singapore fell further, as the government reported that it would run a deficit for the first time in over a decade.

o Japanese stocks also experienced tremendous volatility. Japan initially rose during the first quarter, as the ruling political party announced that its fiscal stimulus package was implemented in February, a month earlier than expected. However, Japanese stocks closed the fiscal year-end and the calendar quarter on March 31st down. Investors were waiting for details of the government's proposed $124 billion economic stimulus package. Once released, stocks fell even further, as the package included no permanent income tax cuts. The Japanese economy continued to show further signs of weakening when its 1997 year-end GDP rates showed a decline and when unemployment hit a postwar record high of 4.1% in April. Concerns about Japanese companies' earnings continued. The yen weakened against the U.S. dollar in April, falling to the lowest levels in seven years. However, based on Japan's latest promise of tax reform and the Federal Reserve Board's intervention to try and stop the yen's slide, its currency did strengthen, and Japanese stocks rose moderately in June.

  INVESTMENT REVIEW

  Periods ended June 30, 1998                             Cumulative Total Returns          Average Annual Total Returns
                                                    Past 6          Past          Since         Past          Since
                                                    months         1 year       inception      1 year       inception
---------------------------------------------------------------------------------------------------------------------------
  BT Advisor EAFE(R)(1) Equity Index Fund(4)

    Institutional Class Shares (inception 1/24/96)  16.13%         6.01%         27.15%         6.01%        10.38%
    Advisor Class Shares (inception 6/21/96)        15.99%         5.96%         20.04%         5.96%         9.43%
---------------------------------------------------------------------------------------------------------------------------
  MSCI EAFE Index                                   15.93%          6.10%                       6.10%
    Institutional Class Shares                                                   26.59%                      10.25%
    Advisor Class Shares                                                         19.94%                       9.52%
---------------------------------------------------------------------------------------------------------------------------
  Lipper International Equity Average(5)            15.50%          8.19%                       8.19%
    Institutional Class Shares                                                   33.10%                      12.34%
    Advisor Class Shares                                                         26.01%                      12.05%

MANAGER OUTLOOK

We remain positive about the European markets, as the central banks of Continental Europe have postponed any tightening of policy despite indications of strong domestic demand, in large part because of Asia. Progress toward European Monetary Union is proceeding slowly, but surely.

Market participants will, of course, keep a close eye on Asian developments, and especially on Japan, whose recovery is key for the entire region. It probably will take some hard-hitting actions by Tokyo, rather than merely announcing plans, to convince people that the country is moving along the right track. Once the perception of the Asian crisis shifts to a more positive note, however, the U.S. markets could face the likelihood of a shift to tighter monetary policy. European markets may weaken in sympathy, though most--especially in the periphery countries--will likely outperform U.S. investments.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of the EAFE Equity Index Fund and look forward to serving your investment needs for many years ahead.

                            /s/ Richard J. Vella
                          -----------------------------
                                Richard J. Vella
                            Portfolio Manager of the
                           EAFE Equity Index Portfolio
                                  June 30, 1998

---------
(1) The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
(2) Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(3) The MSCI Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. Investments cannot be made in an index.
(4) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(5) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

EAFE Equity Index Fund

Performance Comparison (unaudited)


Comparison of Change in Value of a $10,000 Investment in the EAFE Equity Index Fund - Institutional Class and Advisor Class, with the MSCI EAFE Index since January 31, 1996 and June 30, 1996, respectively.

                 [LINE GRAPH APPEARS HERE -- PLOT POINTS BELOW]

                        EAFE Equity Index Fund
                          Institutional Class      MSCI EAFE Index
                        ----------------------     ---------------
              1/96              10,000                 10,000
              3/96              10,217                 10,247
              6/96              10,404                 10,409
              9/96              10,384                 10,396
              12/96             10,553                 10,561
              3/97              10,374                 10,395
              6/97              11,805                 11,745
              9/97              11,898                 11,848
              12/97             10,949                 10,920
              3/98              12,539                 12,526
              6/98              12,715                 12,659

                 [LINE GRAPH APPEARS HERE -- PLOT POINTS BELOW]

                        EAFE Equity Index Fund
                              Advisor Class        MSCI EAFE Index
                        ----------------------     ---------------
              6/96              10,030                 10,000
              9/96              10,000                  9,987
              12/96             10,157                 10,146
              3/97               9,976                  9,987
              6/97              11,328                 11,283
              9/97              11,234                 11,204
              12/97             10,349                 10,327
              3/98              11,832                 11,846
              6/98              12,004                 11,994

                ---------------------------------------------------
                          Annualized Total Return
                            Ended June 30, 1998

                Institutional                       Advisor
                   One Year                         One Year

                    6.01%                             5.96%
                Since 1/24/96(*)                 Since 6/21/96(*)
                   10.38%                             9.43%

                (*) The Fund's inception date.

                Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
                ---------------------------------------------------

Past performance is not indicative of future performance. The MSCI EAFE Index is unmanaged and investments may not be made in an index. The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

EAFE Equity Index Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)

Assets
   Investment in EAFE Equity Index Portfolio, at Value                                                $    40,272,637
   Receivable for Shares of Beneficial Interest Subscribed                                                         50
   Due from Bankers Trust, net                                                                                187,909
   Deferred Organizational Expense                                                                              4,634
   Prepaid Expenses                                                                                            19,272
                                                                                                      ---------------
Total Assets                                                                                               40,484,502
                                                                                                      ---------------
Liabilities
   Accrued Expenses                                                                                            27,615
                                                                                                      ---------------
Net Assets                                                                                            $    40,456,887
                                                                                                      ===============
Composition of Net Assets
   Paid-in Capital                                                                                    $    32,304,849
   Undistributed Net Investment Income                                                                        123,990
   Undistributed Net Realized Gain from Investment, Futures, Foreign Currencies and
      Forward Foreign Currency Transactions                                                                   557,822
   Net Unrealized Appreciation on Investment, Futures, Foreign Currencies and
      Forward Foreign Currency Contracts                                                                    7,470,226
                                                                                                      ---------------
Net Assets                                                                                            $    40,456,887
                                                                                                      ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
   Institutional Class(1)                                                                             $         11.59
                                                                                                      ===============
   Advisor Class(2)                                                                                   $         11.17
                                                                                                      ===============

--------------
(1) Net asset value, offering and redemption price per share (based on net assets of $35,314,962 and 3,047,478 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).
(2) Net asset value, offering and redemption price per share (based on net assets of $5,141,925 and 460,514 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).

Statement of Operations For the six month period ended June 30, 1998 (unaudited)

Investment Income
   Income Allocated from EAFE Equity Index Portfolio, net                                                          $       456,532
                                                                                                                   ---------------
Expenses
   Administration and Services Fees
     Institutional Class                                                                                                    26,813
     Advisor Class                                                                                                           6,050
   Shareholder Reports                                                                                                       6,352
     Institutional Class                                                                                                     1,975
     Advisor Class                                                                                                             986
   Registration Fees                                                                                                         7,591
   Professional Fees                                                                                                        43,546
   Trustees Fees                                                                                                            12,234
   Amortization of Deferred Organizational Expenses                                                                            893
   Miscellaneous                                                                                                            39,400
                                                                                                                   ---------------
   Total Expenses                                                                                                          145,840
   Less:  Expenses Absorbed by Bankers Trust
     Institutional Class                                                                                                  (118,580)
     Advisor Class                                                                                                         (12,272)
                                                                                                                   ---------------
   Net Expenses                                                                                                             14,988
                                                                                                                   ---------------
Net Investment Income                                                                                                      441,544
                                                                                                                   ---------------
Realized and Unrealized Gain on Investment, Futures, Foreign Currencies and Forward Foreign Currency Contracts
   Net Realized Gain from Investment Transactions                                                                          510,062
   Net Realized Gain from Futures, Foreign Currencies and Forward Foreign Currency Transactions                            195,592
   Net Change in Unrealized Appreciation/Depreciation on Investment, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts                                                                                  4,949,574
                                                                                                                   ---------------
Net Realized and Unrealized Gain on Investment, Futures, Foreign Currencies and
  Forward Foreign Currency Contracts                                                                                     5,655,228
                                                                                                                   ---------------
Net Increase in Net Assets from Operations                                                                         $     6,096,772
                                                                                                                   ===============

              See Notes to Financial Statements on Pages 9 and 10

EAFE Equity Index Fund

Statements of Changes in Net Assets

                                                                                                 For the              For the
                                                                                            six months ended        year ended
                                                                                             June 30, 19981      December 31, 1997
                                                                                            ----------------     -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                                     $      441,544       $       765,179
   Net Realized Gain from Investment, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts Transactions                                                705,654             1,682,611
   Net Change in Unrealized Appreciation/Depreciation on Investment, Futures,
     Foreign Currencies and Forward Foreign Currency Contracts                                    4,949,574               934,766
                                                                                             --------------       ---------------
Net Increase in Net Assets from Operations                                                        6,096,772             3,382,556
                                                                                             --------------       ---------------
Distributions to Shareholders
   Net Investment Income
     Institutional Class                                                                                 --             (791,561)
     Advisor Class                                                                                       --              (26,630)
   Net Realized Gain from Investment Transactions
     Institutional Class                                                                                 --           (1,895,332)
     Advisor Class                                                                                       --             (204,211)
                                                                                             --------------       --------------
Total Distributions                                                                                      --           (2,917,734)
                                                                                             --------------       --------------
Capital Transactions in Shares of Beneficial Interest
   Net Decrease Resulting from Institutional Class Shares (Note 3)                               (5,735,546)          (4,930,429)
   Net Increase Resulting from Advisor Class Shares (Note 3)                                      1,374,811            2,801,911
                                                                                             --------------       --------------
Net Decrease from Capital Transactions in Shares of Beneficial Interest                          (4,360,735)          (2,128,518)
                                                                                             --------------       --------------
Total Increase (Decrease) in Net Assets                                                           1,736,037           (1,663,696)
                                                                                             --------------       --------------
Net Assets
Beginning of Period                                                                              38,720,850           40,384,546
                                                                                             --------------       --------------
End of Period (includes undistributed net investment income (distributions in excess of net investment income) of $123,990 and ($317,554) for the six month period  ended
   June 30, 1998 and for the year ended December 31,1997, respectively)                      $   40,456,887       $   38,720,850
                                                                                             ==============       ==============

---------
(1)  Unaudited.

              See Notes to Financial Statements on Pages 9 and 10

EAFE Equity Index Fund

Financial Highlights


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the EAFE Equity Index Fund.

                                                   Institutional Class Shares                      Advisor Class Shares
                                           ------------------------------------------  --------------------------------------------
                                            For the                  For the period     For the                   For the period
                                           six months   For the     January 24, 1996   six months   For the     June 21, 1996 ended
                                             ended     year ended    (Commencement       ended     year ended     (Commencement
                                            June 30,  December 31,  of Operations) to   June 30,  December 31,   of Operations) to
                                            1998(3)       1997      December 31, 1996    1998(3)      1997       December 31, 1996
                                           ---------- ------------  -----------------  ---------  ------------  -------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period         $ 9.98      $10.62           $10.00         $ 9.63      $10.14            $10.00
                                             ------      ------           ------         ------      ------            ------
Income from Investment Operations
  Net Investment Income                        0.13        0.23             0.12           0.10        0.05              0.02
  Net Realized and Unrealized Gain (Loss) from
    Investment, Futures, Foreign Currencies
    and Forward Foreign Currency
    Contracts Transactions                     1.48       (0.02)            0.60           1.44        0.13              0.12
                                             ------      ------           ------         ------      ------            ------
Total from Investment Operations               1.61        0.21             0.72           1.54        0.18              0.14
                                             ------      ------           ------         ------      ------            ------
Distributions to Shareholders
  Net Investment Income                          --       (0.24)           (0.08)            --       (0.08)            (0.00)(2)
  Net Realized Gain from Investment
    Transactions                                 --       (0.61)           (0.02)            --       (0.61)            (0.00)(2)
                                             ------      ------           ------         ------      ------            ------
Total Distributions                              --       (0.85)           (0.10)            --       (0.69)            (0.00)(2)
                                             ------      ------           ------         ------      ------            ------
Net Asset Value, End of Period               $11.59      $ 9.98           $10.62         $11.17      $ 9.63            $10.14
                                             ======      ======           ======         ======      ======            ======
Total Investment Return                       16.13%       2.11%            7.22%         15.99%       1.89%             1.57%
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted    $35,315     $35,509          $39,667         $5,142      $3,212           $  717
  Ratios to Average Net Assets:
    Net Investment Income                      2.23%(1)    1.70%            1.64%(1)       2.15%(1)    1.17%             0.67%(1)
    Expenses, Including Expenses of the
      EAFE Equity Index Portfolio              0.40%(1)    0.40%            0.40%(1)       0.65%(1)    0.65%             0.65%(1)
    Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust                         0.73%(1)    0.33%            0.48%(1)       0.67%(1)    0.33%             1.70%(1)

---------
(1) Annualized.
(2) Less than $0.01 per share.
(3) Unaudited

              See Notes to Financial Statements on Pages 9 and 10

EAFE Equity Index Fund

Notes to Financial Statements (unaudited)


Note 1--Organization and Significant Accounting Policies.
A. Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The EAFE Equity Index Fund (the "Fund") is one of the funds offered to investors by the Trust.

The EAFE Equity Index Portfolio (the "Portfolio") is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. At June 30, 1998, the Fund's proportionate interest in net assets was approximately 100%.

The EAFE Equity Index Fund offers two classes of shares to investors:
Institutional Class and Advisor Class shares (the "Classes"). Both Classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and extensive voting rights with respect to matters affecting a single class.

The Institutional and Advisor shares commenced operations and began offering shares of beneficial interest on January 24, 1996 and June 21, 1996, respectively.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C. Organizational Expenses

Costs incurred by the fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

D. Dividends

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income and net realized short-term and long-term capital gain, if any. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

F. Other

The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Class are charged to that Class, while expenses that are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .15% and .30% of average daily net assets for the Institutional Class and Advisor Class, respectively. At June 30, 1998, amounts due the fund amounted to $187,909 relating to waived fees of the fund, net of the Administrative and Services fees of $5,491.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding .20% of the average daily net assets of each Class for expenses incurred in connection with any activities primarily intended to result in the sale of shares of each Class. For the six-month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICCDistributors, Inc. will replace Edgewood as distributor of the Trust.

The EAFE Equity Index Fund's two Classes of shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deduct a transaction fee of .50% from redemptions and exchanges out of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions).

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows: EAFE Equity Index Fund Institutional Class of Shares to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .40% of the average daily net assets of the Class, including expenses of the Portfolio; EAFE Equity Index Advisor Class of shares to .30% of the average daily net assets of the Class, excluding expenses of the Portfolio, and .65% of the average daily net assets of the Class, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses have been reduced by $118,580 and $12,272 for the Institutional Class and Advisor Class, respectively.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of EAFE Equity Index Fund Notes to Financial Statements .07% per annum on the average daily amount of the available com-

EAFE Equity Index Fund

Notes to Financial Statements


mitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Note 3--Shares of Beneficial Interest

At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                       Institutional Class Shares
             ----------------------------------------------------
             For the six-month period     For the year ended
              ended June 30, 1998(1)       December 31, 1997
             ------------------------   -------------------------
               Shares       Amount         Shares      Amount
             ----------  ------------   ----------- -------------
Sold            37,863   $   415,971     1,767,703  $ 18,359,793
Reinvested          --          --         269,018     2,686,886
Redeemed      (547,291)   (6,151,517)   (2,215,503)  (25,977,108)
              ---------  ------------   ----------- -------------
(Decrease)    (509,428)  $(5,735,546)     (178,782) $ (4,930,429)
              =========  ============   =========== =============

                            Advisor Class Shares
             ----------------------------------------------------
             For the six-month period     For the year ended
              ended June 30, 1998(1)       December 31, 1997
             ------------------------   -------------------------
               Shares       Amount         Shares      Amount
             ----------  ------------   ----------- -------------
Sold           205,102    $2,208,294       345,960    $3,634,709
Reinvested          --            --        18,203       173,760
Redeemed       (78,267)     (833,483)     (101,210)   (1,006,558)
              ---------   -----------     ---------   -----------
Increase       126,835    $1,374,811       262,953    $2,801,911
              =========   ===========     =========   ===========

----------
(1) Unaudited

Note 4--Subsequent Event

Effective July 10, 1998, the Fund's Advisor Class was closed and all Advisor Class shareholders were exchanged into the Fund's Institutional Class based on a 1 to .9632 exchange ratio. As a result of the exchange, 442,345 shares of the Institutional Class representing $5,175,440 in net assets were issued at the net asset value of $11.70 per share. EAFE Equity Index Portfolio

EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Shares                Description                                 Value
------                -----------                                 -----
           COMMON STOCK  96.19%
           AUSTRALIA - 2.14%
   4,000   Amcor Ltd. (Packaging & Container)                 $        17,514
   6,976   Boral Ltd. (Buildings Materials)                            13,090
   1,300   Brambles Industries Ltd. (Transportation)                   25,513
  11,491   Broken Hill Proprietary Co. Ltd. (Metals)                   97,139
   4,730   Coca-Cola Amatil Ltd. (Beverages)                           31,636
   6,875   Coles Myer Ltd. (Retail)                                    26,822
   7,900   CSR Ltd. (Building Materials)                               22,799
  12,740   Foster's Brewing Group Ltd. (Brewery)                       29,982
   7,204   General Property Trust (Real Estate)                        11,644
   2,360   Gio Australia Holdings Ltd. (Insurance)                      6,057
     952   Homestake Mining Company
            (Gold Mining)                                               9,138
   1,485   Lend Lease Corp. Ltd. (Financial
            Services)                                                  30,027
  18,205   M.I.M. Holdings Ltd. (Metals & Mining)                       8,794
   7,801   National Australia Bank (Financial
            Services)                                                 102,904
   1,545   Newcrest Mining Ltd. (Metals & Mining)                       1,895
  10,815   News Corporation Ltd. (Services)                            88,276
  20,473   Normandy Mining Ltd. (Metals & Mining)                      16,736
   6,301   North Ltd. (Metals & Mining)                                12,955
   3,400   Orica Ltd. (Chemicals)                                      20,109
  10,600   Pacific Dunlop Ltd. (Holding Companies)                     17,134
   8,900   Pioneer International Ltd. (Building
            Materials)                                                 21,220
   1,900   Rio Tinto Ltd. (Metals & Mining)                            22,592
   6,613   Santos Ltd. (Oil/Gas)                                       20,477
   4,641   Southcorp Holdings Ltd. (Holding Co.)                       13,480
   1,700   TABCORP Holdings Ltd. (Leisure Time)                         8,686
  26,800   Telstra Corp. Ltd. (Telecom Services)                       68,713
     528   Westfield Trust Units (Real Estate)                          1,007
  16,254   Westfield Trust (Real Estate) (a)                           31,205
  10,600   Westpac Banking Corp. Ltd. (Banks)                          64,661
   6,319   WMC Ltd. (Metals & Mining)                                  19,019
                                                              ---------------
                                                                      861,224
                                                              ---------------
           AUSTRIA - 0.37%
     460   Bank Austria AG (Banks)                                     37,415
      70   Boehler-Uddeholm AG (Steel)                                  4,625
      60   EA-Generali AG (Insurance)                                  17,623
     100   Flughafen Wien AG (Transportation)                           4,795
     260   Oesterreichisch Elektrizitaetswirtschafts
            AG-A (Utilities)                                           31,121
     160   OMV AG (Oil/Gas)                                            21,432
      90   VA Technologie AG (Oil/Gas)                                 11,198
      90   Wienerberger Baustoffindustrie AG
            (Building Materials)                                       21,772
                                                              ---------------
                                                                      149,981
                                                              ---------------
           BELGIUM - 1.49%
      50   Barco NV (Diversified Operations)                           13,975
      12   Bekaert NV (Wire & Cable Products)                           9,965
     150   Cimenteries CBR Cementbedrijven
            (Building Products)                                        16,810

      22   Colruyt NV (Food-Retail)                                    17,264
     307   Delhaize-Le Lion, SA (Foods)                                21,451

      29   D'Ieteren SA (Auto-Cars/Light Trucks)                       13,541
     302   Electrabel SA (Utilities)                                   85,626
     232   Fortis AG (Insurance)                                       59,231
      37   Fortis AG-Strip VVPR (Insurance) (a)                             2
      91   Generale de Banque SA (Banks)                               67,559


Shares                Description                                 Value
------                -----------                                 -----
      10   Generale de Banque SA-Strip
            VVPR (Banks)                                      $             0
     150   Groupe Bruxelles Lambert SA
            (Financial Services)                                       30,274
     730   Kredietbank NV (Banks)                                      65,330
     150   PetroFina SA (Oil/Gas)                                      61,576
     100   Royale Belge (Insurance)                                    38,027
     464   Solvay SA (Chemicals)                                       36,786
      75   Tractebel (Utilities)                                       10,985
       8   UCB SA (Medical-Drugs)                                      41,505
     141   Union Miniere SA (Rubber & Plastics)                         8,715
                                                              ---------------
                                                                      598,622
                                                              ---------------
           DENMARK - 0.97%
     200   Carlsberg AS (Brewery)                                      14,541
     300   Carlsberg AS-B (Brewery)                                    21,812
       5   Dampskibsselskabet Svendborg AS-B
              (Transportation)                                         61,072
     464   Danisco AS (Food Processing)                                31,172
     300   Den Danske Bank (Banks)                                     35,990
       5   D/S 1912-B (Transportation)                                 42,897
     500   FLS Industries AS-B (Building &
            Construction)                                              12,724
     445   Novo Nordisk AS-B (Biopharmaceuticals)                      61,344
     777   Tele Danmark AS-B (Utilities)                               74,569
     400   Unidanmark AS-A (Banks)                                     35,946
                                                              ---------------
                                                                      392,067
                                                              ---------------
           FINLAND - 1.03%
     800   Cultor Oyj (Food-Misc/Diversified)                          12,977
   1,100   Kemira Oy (Chemicals)                                       11,368
     900   Kesko (Retail)                                              14,189
   4,900   Merita Ltd.-A (Banks)                                       32,330
     200   Metra Oy-A (Diversified)                                     6,379
     200   Metra Oy-B (Diversified)                                     6,489
   2,600   Nokia Oyj-A (Telecommunication
            Equipment)                                                191,215
     800   Nokia Oyj-K (Telecommunication
            Equipment)                                                 58,908
     800   Outokumpu Oy-A (Metals & Mining)                            10,208
     400   Sampo Insurance Company Ltd.-A
            (Multi-line Insurance)                                     18,956
     350   Stockmann AB-A (Retail-
            Misc/Diversified)                                          10,462
   1,500   UPM-Kymmene Corp. (Forest Products)                         41,283
                                                              ---------------
                                                                      414,764
                                                              ---------------
           FRANCE - 9.25%
     198   Accor SA (Lodging)                                          55,411
     901   Alcatel Alsthom (Telecommunications
            Equipment)                                                183,449
   1,832   AXA-UAP (Insurance)                                        206,047
   1,178   Banque Nationale de Paris (Banks)                           96,251
     206   Bouygues (Property & Development)                           37,411
     228   Canal Plus (Broadcasting)                                   42,613
     444   Cap Gemini SA (Computer Services)                           69,765
     213   Carrefour Supermarche SA (Retail)                          134,754
      33   Coflexip SA (Oil-Field Services)                             4,039
     493   Compagnie de Saint Gobain (Building
            Materials)                                                 91,408
     741   Compagnie Generale des Eaux
            (Diversified)                                             158,225
   1,516   Elf Aquitaine SA (Energy)                                  213,133

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Shares                Description                                 Value
------                -----------                                 -----
     200   Eridania Beghin-Say SA (Agriculture)               $        44,161
      50   Essilor International (Optical)                             21,146
     600   Etablissements Economiques du
            Casino Guichard-Perrachon (Foods)                          47,913
   4,419   France Telecom SA (Telecommunications)                     304,783
     404   Groupe Danone (Food Processing)                            111,391
     458   Havas SA (Advertising)                                      38,861
     100   Imetal SA (Building & Construction)                         13,745
     566   Lafarge SA (Building Materials)                             58,510
     867   Lagardere SCA (Diversified)                                 36,094
     455   L'Air Liquide (Chemicals)                                   75,174
     200   Legrand SA (Electronics)                                    52,928
     373   L'OREAL (Household Products)                               207,475
     484   LVMH (Moet-Hennessy Louis Vuitton)
            (Wine and Spirits)                                         96,864
     844   Michelin-B (Tire & Rubber)                                  48,719
     920   Paribas (Finance-Investment
            Banker/Broker)                                             98,452
      50   Pathe SA (Television)                                        9,800
     188   Pechiney SA-A (Metal)                                        7,572
     450   Pernod Ricard (Beverages)                                   31,186
     137   Pinault-Printemps-Redoute SA (Retail)                      114,658
     127   Promodes (Retail)                                           70,369
     300   PSA Peugeot Citroen (Autos & Trucks)                        64,505
   1,993   Rhone-Poulenc-A (Chemicals)                                112,407
     708   Sanofi SA (Pharmaceuticals)                                 83,260
     908   Schneider SA (Electronics)                                  72,403
     250   Sidel SA (Machinery)                                        18,194
     100   Simco SA (Real Estate)                                       8,204
     300   Societe BIC SA (Office Supplies)                            21,336
     545   Societe Generale (Banks)                                   113,309
     220   Sodexho Alliance SA (Foods)                                 41,591
     697   Suez Lyonnaise des Eaux SA
            (Diversified)                                             114,706
     950   Thomson CSF (Electronics)                                   36,140
   1,350   Total SA-B (Oil)                                           175,504
   1,800   Usinor Sacilor (Steel)                                      27,807
     505   Valeo SA (Auto Related)                                     51,619
                                                              ---------------
                                                                    3,723,292
                                                              ---------------
           GERMANY - 10.90%
     315   Adidas AG (Athletic Footwear)                               54,885
   1,255   Allianz AG (Insurance)                                     418,216
      36   Allianz AG (Multi-line Insurance)                           11,897
     350   AMB Aachener & Muench Beteil                                40,914
   3,420   BASF AG (Chemicals & Toxic Waste)                          162,474
   3,995   Bayer AG (Chemicals)                                       206,722
   1,435   Bayerische Hypotheken-und Wechsel-
            Bank A.G. (Banks)                                          90,950
   1,657   Bayerische Vereinsbank AG (Banks)                          140,455
     400   Beiersdorf AG (Cosmetics & Toiletries)                      25,485
     550   Continental AG (Rubber)                                     17,277
   3,294   Daimler-Benz AG (Autos & Trucks)                           323,924
     760   Degussa AG (Metals & Mining)                                48,632
   2,915   Deutsche Bank AG (Banks)                                   246,442
   2,875   Deutsche Lufthansa AG (Airlines)                            72,393
  12,115   Deutsche Telekom (Telecommunications)                      331,567
   2,708   Dresdner Bank AG (Banks)                                   146,277
     412   Heidelberger Zement AG (Building &
            Construction)                                              39,032
     500   Hochtief AG (Engineering & Construction)                    23,989
      60   Karstadt AG (Retail)                                        29,169
      65   Linde AG (Machinery)                                        44,654


Shares                Description                                 Value
------                -----------                                 -----
      55   MAN AG (Diversified)                               $        21,452
   2,150   Mannesmann AG (Machinery & Equipment)                      220,956
     990   Merck KGAA (Pharmaceuticals)                                44,372
   1,327   Metro AG (Retail)                                           80,135
     450   Muenchener Rueckversicherungs-
            Gesellschaft AG (Reinsurance)                             223,379
     120   Preussag AG (Steel)                                         42,947
   1,485   RWE AG PN (Oil/Gas)                                         63,431
   1,850   RWE AG (Oil/Gas)                                           109,463
     325   SAP AG (Software)                                          197,161
     210   SAP AG-Vorzug (Software)                                   142,521
     505   Schering AG (Pharmaceuticals)                               59,453
   3,135   Siemens AG (Electrical Equipment)                          191,313
     190   Thyssen AG (Steel)                                          48,316
   2,725   VEBA AG (Oil/Gas)                                          183,202
     158   Viag AG (Diversified)                                      108,718
     183   Volkswagen AG (Cars and Trucks)                            176,714
                                                              ---------------
                                                                    4,388,887
                                                              ---------------
           HONG KONG - 1.64%
  11,183   Bank of East Asia Ltd. (Banks)                              12,123
  22,000   Cathay Pacific Airways (Transportation)                     15,474
  13,000   Cheung Kong Holdings Ltd. (Real Estate)                     63,921
  13,500   CLP Holdings Ltd. (Electric-Distribution)                   61,501
  11,000   Hang Lung Development Co. (Real Estate)                     10,931
  10,600   Hang Seng Bank Ltd. (Banks)                                 59,918
  24,164   Hong Kong and China Gas Co. Ltd. (Utilities)                27,443
  65,741   Hong Kong Telecommunications
            Ltd. (Telecommunications)                                 123,447
  13,000   Hong Kong & Shanghai Hotels Ltd. (Lodging)                   6,501
  38,000   Hopewell Holdings Ltd. (Property &
            Development)                                                4,070
  21,000   Hutchison Whampoa Ltd. (Diversified)                       110,846
  11,000   Hysan Development Co. Ltd.
            (Real Estate)                                               9,086
  11,800   New World Development Co. Ltd.
            (Real Estate)                                              22,843
  12,000   Shangri-La Asia Ltd. (Hotel\Motel)                           7,743
  22,347   Sino Land Co. (Real Estate)                                  7,787
  13,156   Sun Hung Kai Properties Ltd.
            (Real Estate)                                              55,859
   9,500   Swire Pacific Ltd.-A (Conglomerate)                         35,861
   5,000   Television Broadcasts Ltd. (Television)                     13,228
  14,000   Wharf Holdings Ltd. (Diversified)                           13,822
                                                              ---------------
                                                                      662,404
                                                              ---------------
           IRELAND - 0.48%
   4,848   Allied Irish Banks Plc. (Banks)                             69,993
   2,572   CRH Plc. (Building Materials)                               36,487
   1,305   Greencore Group Plc. (Foods)                                 7,099
   1,247   Independent Newspapers Plc. (Publishing)                     6,697
   1,838   Irish Life Plc. (Insurance)                                 16,921
     576   Irish Permanent Plc. (Morgage
            Banks-Europe)                                               6,789
   7,342   Jefferson Smurfit Group Plc. (Packaging
            & Container)                                               21,814
     948   Kerry Group Plc. (Foods)                                    13,091
     965   Ryanair Holdings Plc.(Airlines) (a)                          6,730
   5,107   Waterford Wedgewood Units (Crystal
            & Giftware)                                                 6,625
                                                              ---------------
                                                                      192,246
                                                              ---------------

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Shares                Description                                 Value
------                -----------                                 -----
           ITALY - 4.48%
   5,649   Assicurazioni Generali (Insurance)                 $       183,687
   9,913   Banca Commerciale Italiana (Banks)                          59,281
   5,660   Banco Ambrosiano Veneto SPA
            (Commercial Banks)                                         31,666
  22,250   Benetton Group SPA (Textiles)                               46,189
  13,313   Credito Italiano Spa (Commercial Banks)                     69,690
   4,810   Edison SPA (Utilities)                                      38,601
  44,181   ENI SPA (Oil/Gas)                                          289,560
  10,354   Fiat SPA PN (Auto and Trucks)                               25,775
  24,966   Fiat SPA (Auto and Trucks)                                 109,271
   5,651   Istituto Bancario San Paolo di Torino (Banks)               81,544
   3,314   Istituto Mobiliare Italiano SPA
            (Financial Services)                                       52,202
  24,686   Istituto Nazionale delle Assicurazioni
            (Insurance)                                                70,133
   5,851   Italgas SPA (Utilities)                                     23,831
   8,876   Mediaset Spa (Television)                                   56,650
   4,899   Mediobanca SPA (Financial Services)                         62,149
  40,486   Montedison SPA (Chemicals)                                  50,222
  12,576   Olivetti Group (Office Automation &
            Equipment)                                                 18,713
   9,197   Parmalat Finanziaria SPA (Financial Services)               18,756
  13,436   Pirelli SPA (Tire & Rubber)                                 41,951
   3,362   Riunione Adriatica di Sicurta SPA
            (Insurance)                                                43,785
  36,669   Telecom Italia Mobile SPA
            (Telecommunications)                                      224,237
   4,617   Telecom Italia Mobile (TIM) SPA
            (Cellular Telecom)                                         15,584
   8,838   Telecom Italia SPA (Telecom Services)                       42,784
  20,393   Telecom Italia SPA (Telecommunications)                    150,118
                                                              ---------------
                                                                    1,806,379
                                                              ---------------
           JAPAN - 19.89%
   1,000   Acom Company, Ltd. (Financial Services)                     47,484
   4,000   Ajinomoto Co., Inc. (Food Processing)                       35,018
   3,000   Amada Co., Ltd. (Machinery)                                 14,591
  14,000   Asahi Bank Ltd. (Banks)                                     61,534
   3,000   Asahi Breweries Ltd. (Brewery)                              37,828
   8,000   Asahi Chemical Industry Co. Ltd. (Textiles)                 28,822
   7,000   Asahi Glass Co. Ltd. (Building Materials)                   37,828
  26,000   Bank of Tokyo-Mitsubishi Ltd. (Banks)                      275,203
  14,000   Bank of Yokohama Ltd. (Banks)                               34,298
   4,000   Bridgestone Corp. (Tire & Rubber)                           94,535
   5,000   Canon, Inc. (Capital Equipment)                            113,485
   3,000   Casio Computer Co. Ltd. (Electronics)                       27,863
   5,000   Chiba Bank Ltd. (Banks)                                     17,293
   8,000   Chichibu Onoda Cement Corp.
            (Building & Construction)                                  14,468
   4,000   Citizen Watch Co. Ltd. (Jewelry)                            33,001
   7,000   Cosmo Oil Co. Ltd. (Oil/Gas)                                12,609
     800   Credit Saison Co. Ltd. (Retail)                             15,852
   4,000   Dai Nippon Printing Co. Ltd.
            (Publishing/Printing)                                      63,840
   4,000   Daiei Inc. (Retail)                                          9,367
   2,000   Daiichi Pharmaceutical (Pharmaceuticals)                    26,372
   5,000   Daikin Industries Ltd. (Building Products)                  32,208
   9,000   Dainippon Ink & Chemicals, Inc.
            (Chemicals)                                                27,561
   3,000   Daiwa House Industry Co. Ltd. (Industrial)                  26,480
   8,000   Daiwa Securities Co. Ltd. (Financial Services)              34,413
   6,000   Denso Corp. (Electrical Equipment)                          99,434


Shares                Description                                 Value
------                -----------                                 -----
      22   East Japan Railway Co. (Transportation)            $       103,354
   2,000   Ebara Corp. (Machinery)                                     17,783
   2,000   Eisai Co. Ltd. (Pharmaceuticals)                            27,236
   1,400   Fanuc (Electronics)                                         48,420
  16,000   Fuji Bank Ltd. (Banks)                                      71,362
   3,000   Fuji Photo Film Co. (Photo Equipment &
            Supplies)                                                 104,406
   5,000   Fujikura Ltd. (Electrical Equipment)                        22,265
   1,000   Fujita Kanko, Inc. (Hotel/Motel)                             8,142
  10,000   Fujitsu Ltd. (Computers)                                   105,199
   9,000   Furukawa Electric Co. Ltd. (Metals)                         30,284
   3,000   Gunma Bank (Banks)                                          20,298
   5,000   Hankyu Corp. (Railroads)                                    20,499
  18,000   Hitachi Ltd. (Capital Equipment)                           117,376
   6,000   Hitachi Zosen Corp. (Iron & Steel)                           9,684
   5,000   Honda Motor Co. Ltd. (Autos & Trucks)                      177,973
   1,000   House Foods Industry (Foods)                                12,833
   1,000   Hoya Corp. (Glass Products)                                 28,317
   2,000   INAX (Building & Construction)                               6,874
  14,000   Industrial Bank of Japan (Banks)                            87,762
   8,000   Itochu Corp. (Distribution/Wholesale)                       17,293
   2,000   Ito-Yokado Co. Ltd. (Retail)                                94,102
  10,000   Japan Airlines (Transportation)                             27,813
  18,000   Japan Energy Corp. (Oil/Gas)                                19,065
   4,000   Joyo Bank (Banks)                                           14,757
   2,000   JUSCO Co. (Retail)                                          36,675
   6,000   Kajima Corp. (Engineering & Construction)                   16,428
   2,000   Kandenko Co., Ltd. (Engineering &
            Construction)                                              12,379
   5,800   Kansai Electric Power Co., Inc. (Utilities)                100,717
   3,000   Kao Corp. (Household Products)                              46,259
   8,000   Kawasaki Heavy Industries Ltd.
            (Engineering & Construction)                               16,140
  19,000   Kawasaki Steel Corp. (Steel)                                34,226
   2,000   Kinden Corp. (Engineering & Construction)                   24,210
  10,000   Kinki Nippon Railway (Transportation)                       46,835
   6,000   Kirin Brewery Co. Ltd. (Brewery)                            56,634
   2,000   Kokuyo (Office Equipment & Computers)                       33,865
   6,000   Komatsu Ltd. (Machinery)                                    29,139
   8,000   Kubota Corp. (Machinery)                                    18,446
  11,000   Kumagai Gumi Co., Ltd.
            (Engineering & Construction)                                7,926
   4,000   Kuraray Co. Ltd. (Textiles)                                 33,981
   2,000   Kurita Water Industries (Capital
            Equipment)                                                 23,634
   1,000   Kyocera Corp. (Capital Equipment)                           48,853
   3,000   Kyowa Hakko Kogyo (Chemicals &
            Toxic Waste)                                               11,889
  11,000   Marubeni Corp. (Distribution/Wholesale)                     21,955
   2,000   Marui Co. Ltd. (Retail)                                     29,830
  12,000   Matsushita Electric Industrial Co. Ltd.
            (Electronics)                                             192,816
   5,000   Meiji Seika (Pharmaceuticals)                               15,203
   2,000   Minebea Co. Ltd. (Electronics)                              19,901
  13,000   Mitsubishi Chemical Corp. (Chemicals)                       23,511
   9,000   Mitsubishi Corp. (Distribution/Wholesale)                   55,770
  13,000   Mitsubishi Electric Corp. (Capital
            Equipment)                                                 29,881
   8,000   Mitsubishi Estate Co. Ltd. (Financial
            Services)                                                  70,325
  25,000   Mitsubishi Heavy Industries Ltd.
            (Aerospace)                                                94,391
   7,000   Mitsubishi Materials Corp. (Metals)                         14,274

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Shares                Description                                 Value
------                -----------                                 -----
   7,000   Mitsubishi Trust & Banking Corp. (Banks)           $        59,466
   5,000   Mitsui Fudosan Co. Ltd. (Real Estate)                       39,486
   7,000   Mitsui Marine & Fire Insurance Co. Ltd.
            (Insurance)                                                35,155
   6,000   Mitsui O.S.K. Lines Ltd. (Transportation)                   10,203
   7,000   Mitsui Trust & Banking Co. Ltd. (Banks)                     16,493
   9,000   Mitsui & Co. (Distribution/Wholesale)                       48,636
   8,000   Mitsukoshi Ltd. (Retail)                                    23,000
   1,000   Murata Manufacturing Co., Ltd. (Electrical
            Equipment)                                                 32,424
   2,000   Mycal Corp. (Foods)                                         12,681
   9,000   NEC Corp. (Electronics)                                     83,849
   8,000   Nichirei Corp. (Foods)                                      16,428
   5,000   Nikon Corp. (Manufacturing)                                 35,955
   6,000   Nippon Express Co. Ltd. (Trucking &
            Leasing)                                                   32,165
   2,000   Nippon Meat Packers, Inc. (Food
            Processing)                                                24,484
   7,000   Nippon Oil Co. Ltd. (Oil/Gas)                               22,596
   6,000   Nippon Paper Industries Co. (Forest
            Products)                                                  24,988
  41,000   Nippon Steel Corp. (Steel)                                  72,083
     700   Nippon Telegraph & Telephone Corp.
            (Telephone)                                               580,033
  12,000   Nippon Yusen Kabushiki Kaisha
            (Transportation)                                           40,638
   4,000   Nishimatsu Construction (Engineering &
            Construction)                                              19,599
  15,000   Nissan Motor Co. Ltd. (Autos & Trucks)                      47,231
   2,000   Nisshinbo Industries, Inc. (Textiles)                        7,998
   2,000   Nissin Food Products Co. Ltd. (Food
            Processing)                                                35,811
  21,000   NKK Corp. (Steel)                                           20,125
  11,000   Nomura Securities Co. Ltd. (Financial
            Services)                                                 128,004
   6,000   NSK Ltd. (Machinery)                                        24,426
   4,000   NTN Corp. (Metals & Mining)                                 12,566
  10,000   Obayashi Corp. (Capital Equipment)                          42,368
   7,000   Odakyu Electric Railway (Transportation)                    21,436
   6,000   Oji Paper Co. Ltd. (Forest Products)                        26,112
   2,000   Olympus Optical Co. Ltd. (Medical
            Supplies)                                                  17,379
   1,000   Omron Corp. (Electronics)                                   15,275
   2,000   Onward Kashiyama Co. Ltd. (Textiles)                        25,003
  15,000   Osaka Gas Co. Ltd. (Utilities)                              38,477
   1,000   Pioneer Electronic Corp.
            (Telecommunications)                                       19,094
  20,000   Sakura Bank Ltd. (Banks)                                    51,879
   2,000   Sankyo Co. Ltd. (Pharmaceuticals)                           45,538
  11,000   Sanyo Electric Co. Ltd. (Electronics)                       33,289
   4,000   Sapporo Breweries Ltd. (Brewery)                            15,304
   1,800   Sega Enterprises (Toys)                                     31,062
   3,000   Sekisui Chemical Co. Ltd. (Chemicals)                       15,347
   4,000   Sekisui House Ltd. (Manufactured Housing)                   30,983
   7,000   Sharp Corp. (Electronics)                                   56,692
   5,000   Shimizu Corp. (Engineering &
            Construction)                                              14,411
   2,000   Shin-Etsu Chemical Co. Ltd. (Chemicals)                     34,586
   4,000   Shiseido Co. Ltd. (Household Products)                      45,423
   5,000   Shizuoka Bank (Banks)                                       53,680
  12,000   Showa Denko K.K. (Chemicals)                                12,105
   3,000   Snow Brand Milk Products (Foods)                             9,079
   2,200   Sony Corp. (Electronics)                                   189,430


Shares                Description                                 Value
------                -----------                                 -----
  17,000   Sumitomo Bank Ltd. (Banks)                         $       165,364
  10,000   Sumitomo Chemical Co. (Chemicals)                           30,839
   6,000   Sumitomo Corp. (Distribution/Wholesale)                     28,836
   4,000   Sumitomo Electric Industries (Electrical
            Equipment)                                                 40,437
   2,000   Sumitomo Forestry Co. Ltd. (Forest
            Products)                                                  11,226
  10,000   Sumitomo Marine & Fire (Insurance)                          55,914
  19,000   Sumitomo Metal Industries (Steel)                           30,529
   7,000   Sumitomo Metal Mining Co. (Metals &
            Mining)                                                    28,396
   6,000   Taisei Corp. (Engineering & Construction)                   12,970
   2,000   Taisho Pharmaceutical Co. (Pharmaceuticals)                 37,324
   2,000   Takashimaya Co. Ltd. (Retail)                               15,074
   5,000   Takeda Chemical Industries (Pharmaceuticals)               132,939
  16,000   Teijin Ltd. (Textiles)                                      48,420
   7,000   Tobu Railway Co. Ltd. (Transportation)                      18,511
     300   Toho Co. (Entertainment)                                    31,560
   3,000   Tohoku Electric Power (Utilities)                           44,205
  12,000   Tokai Bank (Banks)                                          66,059
   9,000   Tokio Marine & Fire Insurance Co. (Insurance)               92,474
   1,000   Tokyo Broadcasting System (Broadcasting)                    11,168
   2,000   Tokyo Dome Corp. (Entertainment)                            10,808
   8,800   Tokyo Electric Power Co. (Utilities)                       172,468
  14,000   Tokyo Gas Co. Ltd. (Utilities)                              31,171
   6,000   Tokyu Corp. (Transportation)                                18,201
   4,000   Toppan Printing Co. Ltd. (Publishing/Printing)              42,771
   8,000   Toray Industries, Inc. (Chemicals)                          41,503
   1,000   Tostem Corp. (Building Materials)                           12,955
   5,000   Toto Ltd. (Industrial)                                      30,371
   1,000   Toyo Seikan Kaisha (Packaging & Container)                  12,249
   8,000   Toyobo Ltd. (Textiles)                                      10,491
   2,000   Toyoda Automatic Loom Works (Machinery)                     35,306
  21,000   Toyota Motor Corp. (Consumer Goods)                        543,213
  11,000   Ube Industries Ltd. (Chemicals)                             14,267
   2,000   Uny Co. Ltd. (Retail)                                       32,424
   3,000   Wacoal Corp. (Textiles)                                     30,479
   2,000   Yamaha Corp. (Diversified)                                  19,455
  14,000   Yamaichi Securities Co. Ltd. (Financial
            Services)                                                       0
   2,000   Yamanouchi Pharmaceutical Co. Ltd.
            (Pharmaceuticals)                                          41,647
   5,000   Yamato Transport Co. Ltd. (Trucking & Leasing)              56,022
   2,000   Yamazaki Baking Co. Ltd. (Food Processing)                  17,725
   4,000   Yasuda Trust & Banking (Banks)                               3,747
                                                              ---------------
                                                                    8,010,570
                                                              ---------------
           MALAYSIA - 0.49%
   2,000   AMMB Holdings BHD (Banks)                                    1,051
   4,600   Commerce Asset Holdings BHD (Banks)                          1,719
   9,000   DCB Holdings BHD (Banks)                                     3,667
   1,000   Edaran Otomobil Nasional BHD
            (Consumer Goods)                                              964
   3,000   Ekran BHD (Holding Companies)                                  326
   9,000   Golden Hope Plantations BHD
            (Agriculture)                                               8,246
   8,000   Hong Leong Properties BHD (Real Estate)                      1,138
   3,000   Hume Industries (Malaysia) BHD
            (Building Materials)                                        2,257
  13,000   IOI Corp. BHD (Diversified)                                  6,488
   3,000   Jaya Tiasa Holdings BHD (Materials)                          3,725
   4,000   Kuala Lumpur Kepong BHD (Agriculture)                        6,462
   3,000   Land & General BHD (Holding Companies)                         340
  15,000   Magnum Corp. BHD (Entertainment)                             5,570

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Shares                Description                                 Value
------                -----------                                 -----
  13,600   Malayan Banking BHD (Banks)                        $        13,707
   6,000   Malaysia International Shipping BHD
            (Transportation)                                            8,752
  10,000   Malaysian Airline System BHD
            (Transportation)                                            3,303
   8,000   Malaysian Resources Corp. BHD
            (Real Estate)                                               2,025
   7,000   MBF Capital BHD (Financial Services)                         1,173
  13,000   Multi-Purpose Holdings BHD (Diversified)                     3,228
   3,000   Nestle (Malaysia) BHD (Food Processing)                     13,599
   3,200   Oriental Holdings BHD (Autos & Trucks)                       5,324
   3,000   Perusahaan Otomobil Nasional BHD
            (Autos & Trucks)                                            1,917
  18,666   Public Bank BHD (Banks)                                      5,626
   4,000   Rashid Hussain BHD (Financial Services)                      1,967
   6,000   Resorts World BHD (Entertainment)                            6,597
   2,000   Rothmans of Pall Mall (Malaysia) BHD
            (Tobacco)                                                  13,864
  13,000   Sime Darby BHD (Holding Companies)                           8,964
  10,000   Technology Resources Industries BHD
            (Telecommunications)                                        6,872
  17,500   Telekom Malaysia BHD (Telecommunications)                   29,536
  17,000   Tenaga Nasional BHD (Utilities)                             20,494
   6,000   Time Engineering BHD (Diversified)                             825
   3,000   UMW Holdings BHD (Autos & Trucks)                            1,345
   7,000   United Engineers Ltd. (Engineering &
            Construction)                                               2,852
   5,250   YTL Corp. BHD (Engineering &
            Construction)                                               3,949
                                                              ---------------
                                                                      197,872
                                                              ---------------
           NETHERLANDS - 5.68%
   8,457   ABN Amro Holding NV (Banks)                                197,893
     394   Akzo Nobel (Chemicals)                                      87,586
   3,682   Elsevier NV (Publishing/Printing)                           55,568
   1,731   Heineken NV (Brewery)                                       67,991
   5,431   ING Groep NV (Financial Services)                          355,623
     769   KLM Royal Dutch Air Lines NV
            (Transportation)                                           31,226
   3,207   Koninklijke Ahold NV (Food)                                102,948
   2,653   Koninklijke KPN NV (Telephone)                             102,119
     312   Oce NV (Office Automation & Equipment)                      13,282
   2,087   Philips Electronics NV (Electronics)                       175,439
  12,023   Royal Dutch Petroleum Company (Oil)                        666,697
   2,653   TNT Post Group NV (Transport-Services) (a)                  67,818
   3,721   Unilever NV (Diversified Manufacturing)                    295,236
     494   Wolters Kluwer NV-CVA
            (Publishing/Printing)                                      67,803
                                                              ---------------
                                                                    2,287,229
                                                              ---------------
           NEW ZEALAND - 0.21%
  20,319   Brierley Investments Ltd. (Investment
            Companies)                                                 10,126
  10,803   Carter Holt Harvey Ltd. (Forest Products).                   9,421
   2,032   Fletcher Challenge Building (Building
            Materials)                                                  2,532
   1,979   Fletcher Challenge Energy (Oil/Gas)                          4,726
     317   Fletcher Challenge Forests (Forestry)                          178
   3,832   Fletcher Challenge Paper (Forest
            Products)                                                   4,257
   5,349   Lion Nathan Ltd. (Brewery)                                  11,884


Shares                Description                                 Value
------                -----------                                 -----
   9,676   Telecom Corp. of New Zealand Ltd.
            (Telecommunications)                              $        39,880
                                                              ---------------
                                                                       83,004
                                                              ---------------
           NORWAY - 0.55%
     300   Aker RGI ASA-A (Oil Equipment & Services)                    4,711
     180   Aker RGI ASA-B (Oil Equipment & Services)                    2,569
     500   Bergesen d.y. ASA-A (Transportation)                         9,513
   3,250   Christiania Bank Og Kreditkasse
            (Financial Services)                                       13,595
   4,300   Den Norske Bank ASA (Commercial
            Banks-Europe)                                              22,527
     600   Hafslund ASA-A (Utilities)                                   3,245
     200   Kvaerner ASA (Engineering)                                   6,777
   1,600   NCL Holdings ASA (Cruise Lines)                              7,903
   1,500   Norsk Hydro ASA (Energy)                                    65,973
     200   Norske Skogindustrier ASA-A (Paper)                          6,177
   1,000   Orkla ASA-A (Food-Misc/Diversified)                         23,262
     700   Petroleum Geo-Services ASA (Oil/Gas) (a)                    21,802
     500   Schibsted ASA (Publishing-Newspapers)                        8,406
   1,650   Storebrand ASA (Insurance)                                  14,622
     300   Tomra Systems ASA (Recycling)                                8,992
                                                              ---------------
                                                                      220,074
                                                              ---------------
           PORTUGAL - 0.66%
   1,197   Banco Comercial Portugues, SA (Banks)                       33,988
     795   Banco Espirito Santo e Comercial de
            Lisboa, SA (Commercial Banks)                              23,873
     400   Banco Totta & Acores SA (Commercial
            Banks-Europe)                                              12,124
     400   BPI-SGPS, SA (Finance)                                      12,908
     400   Brisa-Auto Estradas de Portugal SA
            (Public Through Fares)                                     17,107
     600   Cimpor-Cimentos de Portugal SGPS SA
            (Building Products)                                        21,081
   2,000   Electricidade de Portugal SA (Electric)                     46,492
     500   Jeronimo Martins, SGPS, SA (Retail)                         24,020
   1,100   Portugal Telecom SA (Telephone)                             58,300
     300   Sonae Investimentos-Sociedade Gestora de
            Participacoes Sociais, SA (Retail)                         16,385
                                                              ---------------
                                                                      266,278
                                                              ---------------
           SINGAPORE - 0.51%
   4,000   City Developments Ltd. (Real Estate)                        11,175
   2,000   Cycle & Carriage Ltd. (Retail)                               4,877
   7,000   DBS Land Ltd. (Real Estate)                                  5,801
   3,900   Development Bank of Singapore Ltd.
            (Banks)                                                    21,583
   3,000   Fraser & Neave Ltd. (Beverages)                              8,062
   6,750   Keppel Corp. Ltd. (Transportation)                          10,148
   6,702   Overseas-Chinese Banking Corp. Ltd.
            (Banks)                                                    22,809
   4,000   Parkway Holdings Ltd. (Diversified)                          6,937
   6,000   Singapore Airlines Ltd. (Transportation)                    28,056
   2,552   Singapore Press Holdings Ltd.
            (Publishing-Newspapers)                                    17,069
   7,000   Singapore Technologies Industrial Corp.
            (Holding Companies)                                         5,179
  34,000   Singapore Telecommunications, Ltd.
            (Utilities)                                                48,297
  12,000   United Industrial Corp. Ltd. (Diversified)                   3,445
   4,000   United Overseas Bank Ltd. (Banks)                           12,430
                                                              ---------------
                                                                      205,868
                                                              ---------------

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Shares                Description                                 Value
------                -----------                                 -----
           SPAIN - 3.16%
      98   Acerinox SA (Steel)                                $        13,072
   2,692   Autopistas Concesionaria Espanola SA
            (Engineering & Construction)                               41,766
   3,736   Banco Bilbao Vizcaya SA (Banks)                            192,059
   2,398   Banco Central Hispanoamericano
            (Commercial Banks)                                         75,500
   5,292   Banco Santander SA (Banks)                                 135,679
   2,888   Corporacion Bancaria de Espana SA
            (Commercial Banks)                                         64,895
     860   Corporacion Mapfre (Insurance)                              30,223
   5,744   Endesa SA (Electric)                                       125,881
   1,072   Gas Natural SDG, SA (Gas-Distribution)                      77,587
   4,979   Iberdrola SA (Utilities)                                    80,983
   1,657   Repsol SA (Oil/Gas)                                         91,460
       5   Sociedade General de Aguas de Barcelona
            SA (Beverages) (a)                                            268
     470   Sociedade General de Aguas de
            Barcelona SA (Diversified)                                 26,249
   1,485   Tabacalera SA-A (Tobacco)                                   30,459
   5,660   Telefonica de Espana
            (Telecommunications)                                      262,129
   2,023   Union Electrica Fenosa SA (Utilities)                       26,099
                                                              ---------------
                                                                    1,274,309
                                                              ---------------

           SWEDEN - 3.28%
   4,000   ABB AB-A (Machinery)                                        56,678
   1,400   ABB AB-B (Machinery)                                        19,486
     800   AGA AB-A (Chemicals)                                        12,539
     400   AGA AB-B (Chemicals)                                         6,119
   7,766   Astra AB-A (Drugs)                                         158,730
   1,866   Astra AB-B (Drugs)                                          37,203
     800   Atlas Copco AB-A (Machinery)                                21,818
     300   Atlas Copco AB-B (Machinery-Construction
            & Mining)                                                   8,182
   2,500   Electrolux AB-Ser. B (Appliances)                           42,947
     130   Fastighets AB Balder (Real Estate
            Investment) (a)                                             1,296
   2,200   ForeningsSparbanken AB (Commercial
            Banks-Europe)                                              66,208
   1,400   Hennes & Mauritz AB-B (Retail)                              89,355
     110   Mandamus Fastigheter AB (Real Estate
            Investment) (a)                                               690
     600   NetCom Systems AB-B (Telecom Services) (a)                  22,985
     300   OM Gruppen AB (Finance)                                      6,245
   1,300   Sandvik AB-A (Machine Tools & Related
            Products)                                                  35,944
     300   Sandvik AB-B (Machine Tools & Related
            Products)                                                   8,238
     500   Securitas AB-B (Commercial Services)                        24,483
   3,000   Skandia Forsakrings AB (Multi-line Insurance)               42,885
   3,500   Skandinaviska Enskilda Banken-A (Banks)                     59,907
     700   Skanska AB-B (Engineering)                                  31,424
     400   SKF AB-B (Metal Processors & Fabricators)                    7,273
   1,500   Stora Kopparbergs Bergslags Aktiebolag-A
            (Forest Products)                                          23,605
   1,200   Svenska Cellulosa AB-B (Forest Products)                    31,072
   1,300   Svenska Handelsbanken-A (Banks)                             60,314
     600   Svenskt Stal AB-Ser. A (Steel-Producers)                     9,254
   1,900   Swedish Match AB (Tobacco)                                   6,314


Shares                Description                                 Value
------                -----------                                 -----
  11,400   Telefonaktiebolaget LM Ericsson-B
            (Telecommunications)                              $       333,070
     400   Trelleborg AB-B (Diversified Manufacturing Op)               5,267
     800   Volvo AB-A (Autos & Trucks)                                 23,273
   1,900   Volvo AB-B (Autos & Trucks)                                 56,584
     300   WM-Data AB-B (Computer Services)                            10,420
                                                              ---------------
                                                                    1,319,808
                                                              ---------------

           SWITZERLAND - 7.65%
      55   ABB AG-Bearer (Engineering)                                 81,224
     100   Adecco SA (Commercial Services)                             45,095
      25   Alusuisse-Lonza Holding AG
            (Holding Companies)                                        31,712
   1,470   Credit Suisse Group (Banks)                                327,087
      40   Holderbank Financiere Glarus AG-B
            (Building Materials)                                       50,897
     215   Nestle SA (Foods)                                          460,107
     341   Novartis AG (Medical)                                      567,433
      37   Novartis AG-Bearer (Medical)                                61,618
       9   Roche Holding AG-Bearer (Pharmaceuticals)                  133,356
      39   Roche Holding AG-Genusschine
            (Pharmaceuticals)                                         382,981
     100   Sairgroup (Airlines)                                        32,898
      10   Schindler Holding AG (Machinery)                            15,493
   1,213   Schweizerische Bankverein (Banks)                          451,077
      80   Schweizerische Rueckversicherungs-
            Gesellschaft (Insurance)                                  202,321
      15   SGS Societe Generale de Surveillance
            Holding SA (Commercial Services)                           25,425
     100   Societe Suisse pour la Microelectronique
            et l'Horlogerie AG (Jewelry)                               16,680
      25   Societe Suisse pour la Microelectronique
            et l'Horlogerie AG-Bearer (Jewelry)                        19,317
      15   Sulzer AG (Manufacturing)                                   11,837
     255   Zurich VersicherungsGesellschaft
            (Insurance)                                               162,737
                                                              ---------------
                                                                    3,079,295
                                                              ---------------

           UNITED KINGDOM - 21.36%
   8,050   Abbey National Plc. (Banks)                                143,448
   2,891   Anglian Water Plc. (Utilities)                              40,687
   3,286   Arjo Wiggins Appleton Plc. (Paper)                          11,130
   6,034   Associated British Foods Plc.
            (Food Processing)                                          56,782
   4,120   BAA Plc. (Airport Development)                              44,579
   8,436   Barclays Plc. (Banks)                                      243,646
   4,381   Bass Plc. (Brewery)                                         81,869
   4,344   BBA Group Plc. (Auto Related)                               32,761
  21,468   BG Plc. (Gas-Distribution)                                 124,293
   2,793   BICC Group Plc. (Wire & Cable)                               6,105
   4,385   Blue Circle Industries Plc.
            (Building Materials)                                       24,656
   2,690   BOC Group Plc. (Chemicals)                                  36,714
   5,026   Boots Co. Plc. (Retail)                                     83,607
   5,493   BPB Plc. (Paper)                                            33,636
   9,528   British Aerospace Plc. (Aerospace/Defense)                  73,128
   5,945   British Airways Plc. (Transportation)                       64,029
   2,953   British Land Co. Plc. (Real Estate)                         30,400
  31,839   British Petroleum Co. Plc. (Oil/Gas)                       463,501
   9,500   British Sky Broadcasting Group Plc.
            (Broadcasting)                                             68,436
  14,109   British Steel Plc. (Steel)                                  31,192

              See Notes to Financial Statements on Pages 21 and 22

                                       16




EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)




Shares                Description                                 Value
------                -----------                                 -----

  35,121   British Telecommunications Plc.
            (Telecommunications)                                  $   432,170
  18,354   BTR Plc. (Diversified Operations)                           52,137
   2,079   Burmah Castrol Plc. (Oil/Gas)                               37,220
  17,251   B.A.T. Industries Plc. (Tobacco)                           172,268
  12,512   Cable & Wireless Plc. (Telecommunications)                 152,292
   5,530   Cadbury Schweppes Plc. (Beverages)                          85,625
   2,073   Caradon Plc. (Holding Companies)                             6,433
   3,997   Carlton Communications Plc. (Broadcasting).                 35,646
  31,610   Centrica Plc. (Gas) (a)                                     53,532
   6,709   Commercial Union Plc. (Insurance)                          125,260
   2,730   Compass Group Plc. (Food)                                   31,430
  19,254   Diageo Plc. (Beverages)                                    229,214
   2,789   Electrocomponents Plc. (Electronics)                        22,499
   4,339   EMI Group Plc. (Leisure & Recreation
            Products)                                                  38,044
   3,338   FKI Plc. (Manufacturing)                                     9,719
  14,964   General Electric Co. Plc. (Electronics)                    128,957
   4,184   GKN Plc. (Auto/Truck Parts)                                 52,986
  19,583   Glaxo Wellcome Plc. (Pharmaceuticals)                      589,443
   6,030   Granada Group Plc. (Leisure Time)                          111,074
   5,555   Great Universal Stores Plc. (Retail)                        73,268
   5,021   Guardian Royal Exchange Plc. (Property/
            Casualty Insurance)                                        29,761
  13,096   Halifax Plc. (Banks)                                       170,326
   6,318   Hanson Plc. (Holding Companies)                             38,345
   5,469   HSBC Holdings Plc. (75P) (Banks)                           138,792
  10,097   HSBC Holdings Plc. ($HK10) (Banks)                         245,290
   4,537   Imperial Chemical Industries Plc.
            (Chemicals)                                                73,126
   5,162   Kingfisher Plc. (Retail)                                    83,630
   6,487   Ladbroke Group Plc. (Leisure Time)                          35,799
   4,062   Land Securities Plc. (Real Estate)                          62,861
   7,401   Legal & General Group Plc. (Insurance)                      78,907
  29,808   Lloyds TSB Group Plc. (Banks)                              416,278
   8,505   LucasVarity Plc. (Auto Related)                             34,022
  15,721   Marks & Spencer Plc. (Retail)                              143,481
   5,232   MEPC Plc. (Property & Development)                          46,180
   8,596   National Grid Group Plc. (Electric-
            Transmission)                                              57,979
   8,431   National Power Plc. (Utilities)                             79,339
   3,386   Pearson Plc. (Publishing)                                   62,145
   3,409   Peninsular and Oriental Steam
            Navigation Company (Transportation)                        49,172
   5,737   Pilkington Plc. (Building Materials)                        10,625
  10,625   Prudential Corp. Plc. (Insurance)                          140,050
   2,986   Railtrack Group Plc. (Transportation)                       73,387
   4,961   Rank Group Plc. (Entertainment)                             27,005
   6,776   Reed International Plc. (Publishing)                        61,221
  17,492   Rentokil Initial Plc. (Diversified Operations)             125,935
   8,083   Reuters Group Plc. (Multimedia)                             92,517
   4,236   Rexam Plc. (Packaging & Container)                          18,553
   1,863   RMC Group Plc. (Building Materials)                         32,359
   8,753   Rolls-Royce Plc. (Aerospace)                                36,182
   2,748   Royal Bank of Scotland Group Plc. (Banks)                   47,639
   8,712   Royal & Sun Alliance Insurance Group
            Plc. (Insurance)                                           88,887
   6,352   RTZ Corp. Plc. (Metals & Mining)                            71,592
   6,035   Safeway Plc. (Retail)                                       39,673
  12,423   Sainsbury (J.) Plc. (Retail)                               110,272
   2,249   Schroders Plc. (Banks)                                      57,737


Shares                Description                                 Value
------                -----------                                 -----
   6,848   Scottish Power Plc. (Utilities)                        $    60,443
   3,645   Scottish & Newcastle Plc. (Brewery)                         51,786
   2,366   Siebe Plc. (Diversified Manufacturing Op)                   47,333
  30,388   SmithKline Beecham Plc. (Medical-Drugs)                    369,874
   2,841   Smiths Industries Plc. (Aerospace)                          39,723
     886   Stagecoach Holdings Plc. (Transport
            Services)                                                  19,100
   3,272   Tate & Lyle Plc. (Foods)                                    25,973
   7,494   Taylor Woodrow Plc. (Property &
             Development)                                              25,133
  12,044   Tesco Plc. (Retail)                                        117,458
   2,143   Thames Water Plc. (Utilities)                               39,117
   2,362   Thorn Plc. (Rental Auto/Equipment)                           9,064
   4,356   TI Group Plc. (Property & Development)                      33,469
  18,080   Unilever Plc. (Consumer Products)                          194,121
   3,122   United Utilities Plc. (Utilities)                           45,553
  16,987   Vodafone Group Plc. (Telecommuncations)                    215,689
   7,789   Williams Holdings Plc. (Diversified)                        50,359
   3,569   Wolseley Plc. (Building Materials)                          21,155
   5,230   Zeneca Group Plc. (Pharmaceuticals)                        224,701
                                                              ---------------
                                                                    8,602,934
                                                              ---------------

TOTAL COMMON STOCK (Cost $31,348,445)                              38,737,107
                                                              ---------------

           PREFERRED STOCK CONVERTIBLE  0.17%

           AUSTRALIA - 0.16%
   9,021   News Corporation Ltd.
              (Consumer Services)                                      63,912
                                                              ---------------

           AUSTRIA - 0.01%
      70   Bank Austria AG (Banks)                                      5,683
                                                              ---------------

TOTAL PREFERRED STOCK CONVERTIBLE (Cost $37,439)                       69,595
                                                              ---------------

           OTHER SECURITIES  0.01%
           AUSTRIA - 0.00%

      70   Bank Austria AG Preferred Rights (Banks) (a)                     0
     460   Bank Austria AG Rights (Banks)                                   0
                                                              ---------------
                                                                            0
                                                              ---------------

           BELGIUM - 0.00%
     100   Generale de Banque SA Warrants (Banks) (a)                      35
                                                              ---------------

           GERMANY - 0.00%
   1,327   Metro AG Rights (Retail) (a)                                    51
                                                              ---------------

           HONG KONG - 0.00%
   1,098   Hong Kong and China Gas Warrants
              (Utilities) (a)                                              75
   1,000   Hong Kong & Shanghai Hotel Warrants
              (Hotel/Motel) (a)                                             1
   1,100   Hysan Development Company Warrants
              (Real Estate) (a)                                             9
     700   Wharf Holdings Ltd. Warrants (Diversified) (a)                   0
                                                              ---------------
                                                                           85
                                                              ---------------

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)


Shares                Description                                 Value
------                -----------                                 -----
           ITALY - 0.01%
   2,302   Banca Intesa SPA Warrants (Commercial
            Banks-Europe) (a)                                     $     2,811
                                                              ---------------


           SWEDEN - 0.00%
     600   Svenskt Stal AB-Ser. A (Steel Producers) (a)                   436
                                                              ---------------

           SWITZERLAND - 0.00%
       2   Sulzer Medica AG (Medical Products)                            525
                                                              ---------------

TOTAL  OTHER SECURITIES (Cost $462)                                     3,943
                                                              ---------------

           SHORT TERM INSTRUMENTS  2.88%
           U.S.A. - 2.88%
1,064,968  BT Institutional Cash Management Fund,
            5.49%, 7/01/98                                          1,064,968
  95,000   U.S. Treasury Bill, 5.07%, 8/20/98 (b)                      94,344
                                                              ---------------

TOTAL SHORT TERM INSTRUMENTS (Cost $1,159,311)                $     1,159,311
                                                              ---------------

TOTAL INVESTMENTS (Cost $32,545,657)             99.25%       $    39,969,956
OTHER ASSETS IN EXCESS OF LIABILITIE0             0.75%               302,693
                                                -------       ---------------
NET ASSETS                                      100.00%       $    40,272,649
                                                =======       ===============

----------
(a) Non-income producing security
(b) Held as collateral for Futures Contracts


Industry Diversification (as a percentage of Total Investments):

                                                 % of
Industry                                     Market Value
--------                                     ------------
Banks                                           15.06%
Capital Equipment                                2.57
Chemicals                                        2.84
Consumer Goods &Services                         5.26
Construction                                     2.20
Electronics                                      5.11
Financial Services                               3.20
Food &Beverage                                   5.44
Insurance                                        6.22
Oil &Gas                                         6.55
Other*                                          13.79
Pharmaceuticals                                  8.15
Retail                                           4.31
Telecommunications                              10.63
Transportation                                   5.77
Utilities                                        2.90
                                               -------
                                               100.00%
                                               =======

----------
* No one industry represents more than 2% of Portfolio holdings.

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Statement of Operations For the six month period ended June 30, 1998 (unaudited)

Investment Income
   Dividends (net of foreign withholding tax of $57,113)                                   $  495,141
   Interest                                                                                    30,996
                                                                                           ----------
Total Investment Income                                                                       526,137
                                                                                           ----------

Expenses
   Advisory Fees                                                                               49,747
   Administration and Services Fees                                                            19,899
   Professional Fees                                                                           11,231
   Trustees Fees                                                                                1,019
   Amortization of Deferred Organizational Expenses                                               891
   Transfer Tax and Miscellaneous                                                                  49
                                                                                           ----------
   Total Expenses                                                                              82,836
   Less:  Expenses Absorbed by Bankers Trust                                                  (13,229)
                                                                                           ----------
      Net Expenses                                                                             69,607
                                                                                           ----------
Net Investment Income                                                                         456,530
                                                                                           ----------

Realized and Unrealized Gain on Investments, Futures, Foreign Currencies and
  Forward Foreign Currency Contracts
   Net Realized Gain from Investment Transactions                                             510,062
   Net Realized Gain from Futures, Foreign Currencies and Forward Foreign
      Currency Transactions                                                                   195,592
   Net Change in Unrealized Appreciation/Depreciation on Investments                        4,904,129
   Net Change in Unrealized Appreciation/Depreciation on Futures, Foreign
      Currencies and Forward Foreign Currency Contracts                                        45,445
                                                                                           ----------
Net Realized and Unrealized Gain on Investments, Futures, Foreign Currencies and
  Forward Foreign Currency Contracts                                                        5,665,228
                                                                                           ----------
Net Increase in Net Assets from Operations                                                 $6,111,758
                                                                                           ==========

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio
Statements of Changes in Net Assets

                                                                                 For the              For the
                                                                            six months ended        year ended
                                                                             June 30, 1998(1)    December 31, 1997
                                                                            ----------------     -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                        $   456,530         $    792,942
   Net Realized Gain from Investments, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts                                             705,654            1,682,611
   Net Unrealized Appreciation/Depreciation on Investments, Futures, Foreign
     Currencies and Forward Foreign Currency Contracts                            4,949,574              934,774
                                                                                -----------         ------------
Net Increase in Net Assets from Operations                                        6,111,758            3,410,327
                                                                                -----------         ------------
Capital Transactions
   Proceeds from Capital Invested                                                 4,496,467           22,906,366
   Value of Capital Withdrawn                                                    (7,067,478)         (29,976,630)
                                                                                -----------         ------------
Net Decrease in Net Assets from Capital Transactions                             (2,571,011)          (7,070,264)
                                                                                -----------         ------------
Total Increase (Decrease) in Net Assets                                           3,540,747           (3,659,937)
Net Assets
Beginning of Period                                                              36,731,902           40,391,839
                                                                                -----------         ------------
End of Period                                                                   $40,272,649         $ 36,731,902
                                                                                ===========         ============

----------
(1) Unaudited



Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the EAFE Equity Index Portfolio.

                                                                                                   For the period
                                                           For the                                January 24, 1996
                                                          six month           For the            (Commencement of
                                                        period ended         year ended           Operations) to
                                                       June 30, 1998(1)   December 31, 1997      December 31, 1996
                                                       ----------------   -----------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                  $40,273             $36,732                $40,392
Ratios to Average Net Assets:
   Net Investment Income                                    2.29%(2)            1.74%                  1.69%(2)
   Expenses                                                 0.35%(2)            0.35%                  0.35%(2)
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust             0.07%(2)            0.06%                  0.11%(2)
Portfolio Turnover Rate                                        7%                 44%                     4%

----------
(1) Unaudited
(2) Annualized.

              See Notes to Financial Statements on Pages 21 and 22

EAFE Equity Index Portfolio

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization
The EAFE Equity Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996, as an unincorporated trust under the laws of New York, and commenced operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security on that exchange prior to the time when the Portfolio's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

G. Futures Contracts
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. Organizational Expenses
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five-year period.

I. Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amount to $2,621, net of waived expenses of $625.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .25% of the average daily net assets. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $6,551, net of waived expenses of $1,561.

EAFE Equity Index Portfolio

Notes to Financial Statements

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .35% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $13,229.

The EAFE Equity Index Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the equity fund and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to $24,770 and are included in interest income.

The EAFE Equity Index Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Certain trustees and officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

For the six-month period ended June 30, 1998, the Portfolio paid brokerage commissions of $16,616.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended June 30, 1998 were $2,830,548 and $5,720,789, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $32,909,311. The aggregate gross unrealized appreciation was $12,828,951, and the aggregate gross unrealized depreciation for all investments was $5,768,306 as of June 30, 1998. Amounts owed for securities purchased at June 30, 1998 amounted to $23,854.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at June 30, 1998 is as follows:

                                                                      Unrealized
                                                                     Appreciation
Type of Future                Expiration      Contracts   Position  (Depreciation)
--------------                ----------      ---------   --------  --------------
Nikkei 300 Index Futures      September 1998     17         Long       $   (44)
CAC 40 Future                 September 1998      1         Long            41
FTSE 100 Index Future         September 1998      4         Long         9,041
IBEX Index Future             July 1998           2         Long         6,114
DAX Index Future              September 1998      1         Long        21,680
Aust All Ords Index Future    September 1998      1         Long           525
Hang Seng Index Future        July 1998           1         Long          (400)

At June 30, 1998, the Portfolio segregated approximately $94,000 of investment securities to cover margin requirements on open futures contracts.

Note 5--Open Forward Foreign Currency Contracts As of June 30, 1998, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                 Net Unrealized
                                                                                Contract          Appreciation
Contracts to Deliver              In Exchange For          Settlement Date     Value (US$)    (Depreciation) (US$)
-------------------------------------------------------------------------------------------------------------------
Purchases
-------------------------------------------------------------------------------------------------------------------
German Deutschemark    800,000    U.S. Dollars $ 443,749      7/17/98          $  442,992           $    (757)
British Pound          180,000    U.S. Dollars   292,968      7/17/98             299,970               7,002
Japanese Yen        29,000,000    U.S. Dollars   203,201      7/17/98             209,341               6,140
-------------------------------------------------------------------------------------------------------------------
                                           Total Net Unrealized Appreciation on Purchases           $  12,385
-------------------------------------------------------------------------------------------------------------------

Note 6--Net Assets
At June 30, 1998, net assets consisted of:

Paid-in Capital                                                                 $32,802,414
Net Unrealized Appreciation on Investments, Futures, Foreign Currencies and
  Forward Foreign Currency Contracts                                              7,470,235
                                                                                -----------
                                                                                $40,272,649
                                                                                ===========

                      This page intentionally left blank.





BT ADVISOR FUNDS
EAFE EQUITY INDEX FUND



Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Distributor ICC
DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201


Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019




     For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
     (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.

                 EAFE Equity Index Fund - Institutional Class Cusip #05576L874
                       EAFE Equity Index Fund - Advisor Class Cusip #05576L841
                                                              STA514100 (6/98)